Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2022	December 31, 2023
	RM	RM	USD
Cash and bank balances	3,953,991	4,637,260	1,010,450
Cash at share trading accounts	42,004	19	5
Total	3,995,995	4,637,279	1,010,455

Schedule of Functional Currency	The currency profiles of the Group’s cash and cash equivalents at the end of the reporting date are as follows:
	December 31, 2022	December 31, 2023
	RM	RM
Singapore dollar	12,605	15,101
United States dollar	20,326	1,379,856